Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Commitments and Contingencies
30.	COMMITMENTS AND CONTINGENCIES
At December 31, 2020, the Company had the following contractual obligations outstanding which are expected to be settled in the time periods indicated:

	Total	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter
Loans and borrowings and accrued interest	$654,805	$34,924	$47,675	$46,960	$376,358	$148,888	$-
Accounts payable and accrued liabilities	119,641	119,641	-	-	-	-	-
Reclamation obligations (1)	167,142	4,009	6,183	11,045	11,452	16,123	118,330
Purchase commitments	69,879	64,670	4,264	931	13	-	-
Gold contracts	91,393	51,805	39,588	-	-	-	-
Foreign exchange contracts	12,507	12,188	319	-	-	-	-
Lease commitments	16,006	5,099	4,595	4,487	1,800	6	19
Total	$1,131,373	$ 292,336	$102,625	$63,423	$389,623	$165,017	$118,349

(1)   Amount represents undiscounted future cash flows.
Due to the nature of the Company’s operations, various legal, tax, environmental and regulatory matters are outstanding from time to time. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. While the outcomes of these matters are uncertain, based upon the information currently available, the Company does not believe that these matters in aggregate will have a material adverse effect on its consolidated financial statements. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effect of these changes in its consolidated financial statements in the period in which such changes occur.
The Company is a defendant in various lawsuits and legal actions, including for alleged fines, taxes and labour related matters in the jurisdictions in which it operates. Management regularly reviews these lawsuits and legal actions with outside counsel to assess the likelihood that the Company will ultimately incur a material cash outflow to settle the claim. To the extent management believes it is probable that a cash outflow will be incurred to settle the claim, a provision for the estimated settlement amount is recorded. At December 31, 2020, the Company recorded a legal provision for these items totaling $13.2 million (December 31, 2019 – $4.0 million) which is included in other long-term liabilities.
The Company is contesting federal income and municipal VAT assessments in Brazil. Brazilian courts often require a taxpayer to post cash or a guarantee for the disputed amount before hearing a case. It can take up to five years to complete an appeals process and receive a final verdict. At December 31, 2020, the Company recorded restricted cash of $1.2 million (December 31, 2019 – $13.9 million) in relation to insurance bonds for tax assessments in the appeals process. The Company may in the future have to post security, by way of cash, insurance bonds or equipment pledges, with respect to certain federal income and municipal tax assessments being contested, the amounts and timing of which are uncertain. The Company and its advisor believe the federal income and municipal tax assessments under appeal are wholly without merit and no provision has been recorded with respect to these matters.
In certain jurisdictions where the Company operates, entities that are exporters are permitted to maintain offshore bank accounts and are required to register all transactions resulting in deposits into and payments out of those accounts. The Company has identified that in certain instances it has not registered all transactions prior to 2017. The Company has been advised by its tax and foreign trade legal advisors that material fines that could result from non-compliance
are imposable under statute with a five-year statute of limitations.
If the Company is unable to resolve all these matters favorably, there may be an adverse impact on the Company’s financial performance, cash flows and results of operations.
The Company will continue to closely monitor the
COVID-19
situation. Should the duration, spread or intensity of the pandemic further develop in 2021, the Company’s supply chain, market pricing, operations and customer demand could be affected. These factors may further impact the Company’s operating plan, its liquidity and cash flows, and the valuation of its long-lived assets. The
COVID-19
situation continues to evolve. The magnitude of its effects on the economy, and on the Company’s financial and operational performance, is uncertain at this time.